SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Foreign Currency Transactions, Year End Rate Translation	C$1=US$ 0.7389	C$1=US$ 0.8003	C$1=US$ 0.7952
Foreign Currency Transactions, Description	C$1=US$ 0.7565	C$1=US$ 0.7980	C$1=US$ 0.7575